As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 14.0%
2,303,929	AI Chem & CY SCA, Senior Secured 2nd Lien Term Loan	8.25%	#	04/03/2020	2,370,167
2,850,000	Alfred Fueling Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	06/18/2021	2,860,687
2,850,000	Alfred Fueling Systems, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	06/17/2022	2,864,250
490,649	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	0.50%	# &	08/13/2018	499,387
7,443,671	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	7,576,243
8,000,000	Allflex Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.00%	#	07/17/2021	8,090,000
8,000,000	American Renal Holdings, Inc., Senior Secured 2nd Lien Delayed-Draw Term Loan	8.50%	#	02/20/2020	8,035,000
868,571	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Delayed Draw Term Loan	5.75%	# &	06/01/2018	875,629
3,691,429	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	06/01/2018	3,721,421
6,050,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	6,184,612
950,000	Arizona Chemical, Inc., Senior Secured 2nd Lien Term Loan	7.50%	#	06/12/2022	968,107
8,970,000	Arysta Lifescience LLC, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	11/30/2020	9,149,400
6,000,000	Asurion LLC, Senior Secured 2nd Lien Term Loan	8.50%	#	03/03/2021	6,236,250
8,932,500	Atlas Energy LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	07/31/2019	9,072,070
3,573,990	BBTS Borrower LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	06/04/2019	3,612,857
8,000,000	Berlin Packaging LLC, Secured 2nd Lien Term Loan	8.75%	#	04/02/2020	8,220,000
3,482,500	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	3,482,866
8,000,000	Brock Holdings, Inc., Secured 2nd Lien Term Loan	10.00%	#	03/16/2018	8,090,000
5,690,331	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	5,631,066
8,000,000	Capital Automotive LP, Guaranteed Senior Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	8,196,640
6,000,000	Chief Exploration & Development LLC, Secured 2nd Lien Term Loan	7.50%	#	05/12/2021	6,150,000
9,823,846	Clondalkin Acquisition BV, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/29/2020	9,862,699
5,610,244	Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/17/2020	5,657,595
3,800,000	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	05/29/2020	3,849,077
7,985,222	Fieldwood Energy LLC, Senior Secured 2nd Lien Term Loan	8.38%	#	09/30/2020	8,249,732
6,250,000	Filtration Group, Inc. Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	11/19/2021	6,408,844
5,944,444	Four Seasons Holdings, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.25%	#	12/28/2020	6,055,903
5,700,000	Healogics, Inc., Senior Secured 2nd Lien Term Loan	9.00%	#	07/01/2022	5,643,000
5,950,000	Ikaria, Inc., Senior Secured 2nd Lien Term Loan, Tranche B	8.75%	#	02/14/2022	6,067,155
5,700,000	IMG Worldwide, Inc., Senior Secured 2nd Lien Term Loan	8.25%	#	05/06/2022	5,814,000
4,750,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	7.75%	#	06/24/2022	4,803,438
9,900,088	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	04/29/2019	9,966,616
2,850,000	Mauser Holding GmbH, Secured 2nd Lien Term Loan	8.25%	#	06/27/2022	2,821,500
2,850,000	Mauser Holding GmbH, Senior Secured 1st Lien Term Loan	4.50%	#	06/25/2021	2,835,750
10,000,000	Mitchell International, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	10,233,350
3,975,853	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/01/2020	4,004,678
5,700,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.75%	#	03/11/2022	5,703,562
5,852,192	New Sunward Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche A6	4.50%	#	02/14/2017	5,852,192
8,000,000	Nuveen Investments, Inc., Guaranteed Secured 2nd Lien Term Loan	6.50%	#	02/28/2019	8,091,400
1,990,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	10/30/2020	2,002,437
7,000,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 2nd Lien Term Loan	9.00%	#	04/30/2021	7,137,060
7,910,050	Performance Food Group, Inc., Senior Secured 2nd Lien Term Loan	6.25%	#	11/14/2019	8,004,022
6,200,000	PharMEDium Healthcare Corporation, Senior Secured 2nd Lien Term Loan	7.75%	#	01/28/2022	6,285,250
5,319,714	Polyconcept Finance BV, Senior Secured 1st Lien Term Loan, Tranche A1	6.00%	#	06/28/2019	5,306,415
8,000,000	Ranpak Corporation, Guaranteed Secured 2nd Lien Term Loan	8.50%	#	04/23/2020	8,170,000
5,937,500	RCS Capital Corporation, Guaranteed Senior Secured 2nd Lien Term Loan	10.50%	#	04/29/2021	6,115,625
8,800,000	Royal Adhesives & Sealants LLC, Senior Secured 2nd Lien Term Loan	9.75%	#	01/31/2019	8,994,348
7,580,000	Sedgwick, Inc., Senior Secured 2nd Lien Term Loan	6.75%	#	02/28/2022	7,589,475
9,925,000	Springer Science + Business Media GmbH, Senior Secured 1st Lien Term Loan, Tranche B2	5.00%	#	08/14/2020	9,957,604
6,000,000	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.50%	#	05/12/2021	6,007,500
9,875,000	Teine Energy Ltd., Senior Secured 2nd Lien Term Loan	7.50%	#	05/17/2019	10,010,781
8,190,000	U.S. Renal Care, Inc., Guaranteed Senior Secured 2nd Lien Term Loan, Tranche B1	8.50%	#	07/03/2020	8,312,850
9,923,212	Univar, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/30/2017	9,978,237
2,057,143	Vince LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	11/27/2019	2,085,429
9,220,343	WNA Holdings, Inc., Senior Secured 2nd Lien Term Loan	8.50%	#	12/07/2020	9,312,546
Total Bank Loans (Cost $334,904,702)					339,076,722

Collateralized Loan Obligations - 7.2%
2,750,000	Apidos Ltd., Series 2012-11A-D	4.48%	# ^	01/17/2023	2,761,811
3,000,000	Apidos Ltd., Series 2012-9A-D	5.23%	# ^	07/15/2023	3,010,116
1,000,000	Apidos Ltd., Series 2014-18A-E	6.23%	# ^	07/22/2026	918,750
3,602,857	ARES Ltd., Series 2007-12A-E	5.98%	# ^	11/25/2020	3,604,104
3,500,000	ARES Ltd., Series 2012-3A-E	5.98%	# ^	01/17/2024	3,420,452
1,650,000	ARES Ltd., Series 2014-1A-D	5.04%	# ^	04/17/2026	1,523,617
3,000,000	Avalon Capital Ltd., Series 2012-1AR-ER	5.83%	# ^	04/17/2023	2,999,328
2,989,751	Babson, Inc., Series 2005-2A-D1	4.73%	# ^	07/20/2019	2,994,009
740,000	BlueMountain Ltd., Series 2012-1A-E	5.73%	# ^	07/20/2023	725,190
2,250,000	BlueMountain Ltd., Series 2012-2A-D	4.44%	# ^	11/20/2024	2,239,848
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.33%	# ^	11/20/2024	6,702,528
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.28%	# ^	04/17/2025	4,214,191
6,500,000	Canyon Capital Ltd., Series 2012-1A-D	4.53%	# ^	01/15/2024	6,479,661
3,000,000	Carlyle Global Market Strategies Ltd., Series 2012-1A-D	4.38%	# ^	04/20/2022	3,007,431
3,500,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	3.98%	# ^	04/18/2025	3,423,955
3,000,000	Cent Ltd., Series 2013-17A-D	6.22%	# ^	01/30/2025	2,966,049
4,750,000	Cent Ltd., Series 2013-18A-D	3.68%	# ^	07/23/2025	4,537,190
8,500,000	Cent Ltd., Series 2013-18A-E	4.83%	# ^	07/23/2025	7,738,485
6,250,000	Central Park Ltd., Series 2011-1A-F	5.53%	# ^	07/23/2022	5,862,006
9,750,000	Dryden Senior Loan Fund, Series 2012-24A-F	6.72%	# ^	11/15/2023	9,483,737
1,500,000	Dryden Senior Loan Fund, Series 2012-25A-E	5.73%	# ^	01/15/2025	1,450,963
4,000,000	Dryden Senior Loan Fund, Series 2013-30A-D	3.42%	# ^	11/15/2025	3,811,352
2,000,000	Flatiron Ltd., Series 2012-1X-D	5.73%	#	10/25/2024	1,961,774
1,985,000	Galaxy Ltd., Series 2012-14A-D	4.62%	# ^	11/15/2024	2,000,364
2,750,000	Galaxy Ltd., Series 2012-14X-E	5.62%	#	11/15/2024	2,668,056
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	5.72%	# ^	08/15/2023	1,951,758
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	# ^	04/28/2025	948,614
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.23%	# ^	04/28/2025	928,235
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	5.98%	# ^	04/28/2025	902,141
3,100,000	LCM LP, Series 14A-D	3.73%	# ^	07/15/2025	2,975,854
3,500,000	LCM LP, Series 14A-E	4.88%	# ^	07/15/2025	3,177,223
3,500,000	LCM LP, Series 14A-F	5.38%	# ^	07/15/2025	3,107,199
2,500,000	Madison Park Funding Ltd., Series 2014-13X E	5.23%	#	01/19/2025	2,343,550
7,000,000	Magnetite Ltd., Series 2012-6A-E	5.98%	# ^	09/15/2023	6,884,479
9,500,000	Magnetite Ltd., Series 2012-7A-D	5.48%	# ^	01/15/2025	9,117,454
9,500,000	Marea Ltd., Series 2012-1A-E	6.33%	# ^	10/16/2023	9,458,134
5,250,000	North End Ltd., Series 2013-1A-D	3.73%	# ^	07/17/2025	5,016,008
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.58%	# ^	07/17/2025	1,911,670
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.73%	# ^	07/17/2025	8,641,105
1,000,000	Venture Ltd., Series 2012-10A-D	4.43%	# ^	07/20/2022	987,800
3,000,000	Venture Ltd., Series 2012-12A-E	5.53%	# ^	02/28/2024	2,853,102
4,000,000	Venture Ltd., Series 2013-14A-D	3.98%	# ^	08/28/2025	3,858,960
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.47%	# ^	02/03/2025	6,929,566
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	5.47%	# ^	02/03/2025	1,172,621
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	6.72%	# ^	02/03/2025	1,506,061
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	3.93%	# ^	11/24/2025	3,117,244
2,500,000	Wind River Ltd., Series 2013-2A-D	3.83%	# ^	01/18/2026	2,383,060
2,500,000	Wind River Ltd., Series 2013-2A-E	4.98%	# ^	01/18/2026	2,269,610
Total Collateralized Loan Obligations (Cost $173,820,119)					172,946,415

Foreign Corporate Bonds - 65.4%
17,000,000	Abengoa Transmision Sur S.A.	6.88%	^ ‡	04/30/2043	18,870,000
5,000,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	5,150,000
23,400,000	Aeropuertos Dominicanos	9.75%	‡	11/13/2019	22,464,000
21,080,000	AES Andres Dominicana Ltd.	9.50%	‡	11/12/2020	22,924,500
8,000,000	AES El Salvador Trust	6.75%	^ ‡	03/28/2023	8,260,000
16,285,000	AES El Salvador Trust	6.75%	‡	03/28/2023	16,814,263
6,950,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	7,280,125
700,000	Agromercantil Senior Trust	6.25%		04/10/2019	733,250
17,349,000	Ajecorp B.V.	6.50%	‡	05/14/2022	16,047,825
9,000,000	Alfa Bond Issuance	7.50%	‡	09/26/2019	9,416,250
3,529,412	Ardagh Packaging Finance	7.00%	^ ‡	11/15/2020	3,670,588
1,000,000	Ardagh Packaging Finance	6.00%	^	06/30/2021	1,003,750
22,000,000	Automotores Gildemeister S.A.	8.25%	‡	05/24/2021	15,125,000
11,500,000	Automotores Gildemeister S.A.	6.75%	‡	01/15/2023	7,561,250
27,000,000	Avianca Holdings S.A.	8.38%	^ ‡	05/10/2020	29,016,900
5,500,000	B Communications Ltd.	7.38%	^	02/15/2021	5,940,000
6,000,000	Banco ABC Brasil S.A.	7.88%	‡	04/08/2020	6,517,500
250,000	Banco Continental S.A.	7.38%	#	10/07/2040	276,250
17,000,000	Banco Davivienda S.A.	5.88%	‡	07/09/2022	17,403,750
12,265,000	Banco de Reservas de la Republica Dominicana	7.00%	^ ‡	02/01/2023	12,878,250
15,700,000	Banco de Reservas de la Republica Dominicana	7.00%	‡	02/01/2023	16,485,000
40,000,000	Banco do Brasil S.A.	9.25%	# † ‡	04/15/2023	41,588,000
6,350,000	Banco do Brasil S.A.	9.00%	# ^ †	06/18/2024	6,294,437
8,000,000	Banco do Estado do Rio Grande do Sul S.A.	7.38%	‡	02/02/2022	8,600,000
10,200,000	Banco GNB Sudameris S.A.	7.50%	‡	07/30/2022	11,067,000
17,855,000	Banco International del Peru S.A.A.	6.63%	# ^ ‡	03/19/2029	19,060,212
3,800,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	4,221,800
2,350,000	Banco Regional SAECA	8.13%	^	01/24/2019	2,596,750
2,500,000	Bancolombia S.A.	5.13%		09/11/2022	2,526,500
10,000,000	Bantrab Senior Trust	9.00%	^ ‡	11/14/2020	10,475,000
22,700,000	BR Malls International Finance Ltd.	8.50%	† ‡	01/21/2016	23,820,926
15,000,000	Braskem America Finance Company	7.13%	‡	07/22/2041	15,469,500
5,231,000	C10 Capital Ltd.	6.72%	# †	12/31/2016	5,204,845
7,320,000	C5 Capital Ltd.	4.51%	# †	12/29/2049	6,368,400
9,400,000	Camposol S.A.	9.88%	^ ‡	02/02/2017	9,893,500
25,000,000	Cementos Progreso Trust	7.13%	^ ‡	11/06/2023	27,062,500
10,500,000	Cemex Finance LLC	9.38%	‡	10/12/2022	12,403,125
8,000,000	Central American Bottling Corporation	6.75%	^ ‡	02/09/2022	8,580,000
13,300,000	Columbus International, Inc.	7.38%	^ ‡	03/30/2021	14,380,625
2,400,000	Columbus International, Inc.	7.38%		03/30/2021	2,595,000
2,800,000	Comcel Trust	6.88%	^	02/06/2024	3,031,000
30,000,000	CorpGroup Banking S.A.	6.75%	‡	03/15/2023	29,881,230
15,937,000	Corporacion Azucarera del Peru S.A.	6.38%	‡	08/02/2022	15,060,465
1,586,941	Corporacion Durango S.A.B. de C.V.	10.00%	#	08/27/2016	1,618,680
20,495,000	Corporacion Pesquera Inca S.A.C.	9.00%	‡	02/10/2017	20,187,575
17,400,000	Cosan Overseas Ltd.	8.25%	† ‡	11/05/2015	18,296,100
15,000,000	Credito Real S.A.B. de C.V.	7.50%	^ ‡	03/13/2019	16,237,500
2,740,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,830,105
4,354,000	Digicel Ltd.	7.00%	‡	02/15/2020	4,615,240
32,000,000	Digicel Ltd.	8.25%	‡	09/30/2020	35,040,000
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	5,225,000
2,620,000	Ecopetrol S.A.	5.88%		05/28/2045	2,722,914
14,000,000	Eurasia Capital S.A.	9.38%	# ‡	04/24/2020	13,247,500
24,298,000	Evraz Group S.A.	9.50%	‡	04/24/2018	26,272,213
6,000,000	Evraz Group S.A.	6.50%	‡	04/22/2020	5,655,000
15,782,000	Far East Capital Ltd. S.A.	8.75%	^ ‡	05/02/2020	13,138,515
5,000,000	Far East Capital Ltd. S.A.	8.75%	‡	05/02/2020	4,162,500
30,800,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^ ‡	03/30/2038	32,263,000
7,800,000	Financiera Independencia S.A.B de C.V.	7.50%	^	06/03/2019	7,965,750
32,498,000	Gazprombank OJSC	7.88%	# † ‡	04/25/2018	33,472,940
3,000,000	Gazprombank OJSC	7.50%	# ‡	12/28/2023	3,022,500
10,000,000	GeoPark Latin America Ltd.	7.50%	‡	02/11/2020	10,875,000
13,315,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%	‡	02/08/2020	14,713,075
25,160,000	Grupo Elektra S.A.B. de C.V.	7.25%	‡	08/06/2018	26,795,400
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^ ‡	06/01/2020	10,250,000
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^ ‡	12/18/2020	15,729,000
11,000,000	Grupo KUO S.A.B. de C.V.	6.25%	‡	12/04/2022	11,550,000
16,500,000	Grupo Papelero Scribe, S.A.	8.88%	‡	04/07/2020	16,277,250
21,000,000	Grupo Posadas S.A.B de C.V	7.88%	‡	11/30/2017	21,945,000
15,000,000	Imperial Metals Corporation	7.00%	^ ‡	03/15/2019	15,450,000
23,000,000	Industrial Senior Trust	5.50%	‡	11/01/2022	23,115,000
3,890,000	Inkia Energy Ltd.	8.38%	‡	04/04/2021	4,347,075
15,000,000	Instituto Costarricense de Electricidad	6.38%	^ ‡	05/15/2043	13,357,500
20,000,000	Intelsat S.A.	7.75%	‡	06/01/2021	21,250,000
12,974,000	Intercorp Retail Trust	8.88%	‡	11/14/2018	14,303,835
37,100,000	JBS Investments GmbH	7.25%	^ ‡	04/03/2024	38,491,250
10,400,000	LBC Tank Terminals Holding B.V.	6.88%	^ ‡	05/15/2023	10,998,000
7,800,000	Maestro Peru S.A.	6.75%	‡	09/26/2019	7,488,000
20,900,000	Magnesita Finance Ltd.	8.63%	† ‡	04/05/2017	20,795,500
26,500,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	26,871,000
8,000,000	Mexichem S.A.B. de C.V.	6.75%	‡	09/19/2042	8,580,000
17,500,000	Minerva Luxembourg S.A.	8.75%	# ^ † ‡	04/03/2019	18,462,500
990,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,123,650
21,000,000	Minerva Luxembourg S.A.	7.75%	‡	01/31/2023	22,522,500
7,130,000	Minerva Luxembourg S.A.	8.75%	# †	04/03/2019	7,522,150
15,000,000	Nitrogenmuvek Zrt	7.88%	^ ‡	05/21/2020	15,562,500
36,000,000	Noble Group Ltd.	8.50%	† ‡	11/01/2015	36,414,000
25,000,000	Nomos Bank	10.00%	‡	04/26/2019	26,011,250
29,000,000	OAS Financial Ltd.	8.88%	# ^ † ‡	04/25/2018	28,927,500
7,000,000	Odebrecht Finance Ltd.	7.50%	† ‡	09/14/2015	7,253,750
27,480,000	Odebrecht Finance Ltd.	7.13%	‡	06/26/2042	29,815,800
10,000,000	Office Cherifien des Phosphates	5.63%	^ ‡	04/25/2024	10,512,500
9,500,000	Pacific Rubiales Energy Corporation	7.25%	‡	12/12/2021	10,592,500
15,000,000	Pesquera Exalmar S.A.A.	7.38%	‡	01/31/2020	13,950,000
12,000,000	Reliance Industries Ltd.	5.88%	† ‡	02/05/2018	11,805,000
5,700,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	5,995,294
20,000,000	RSHB Capital S.A.	8.50%	^ ‡	10/16/2023	20,950,000
4,000,000	RSHB Capital S.A.	8.50%		10/16/2023	4,190,000
5,000,000	Sistema International Funding S.A.	6.95%		05/17/2019	5,275,000
6,500,000	SMU S.A.	7.75%	‡	02/08/2020	4,940,000
28,937,000	Southern Copper Corporation	6.75%	‡	04/16/2040	31,752,744
6,600,000	Southern Copper Corporation	5.25%	‡	11/08/2042	6,100,756
2,000,000	SUAM Finance B.V.	4.88%	^	04/17/2024	2,045,000
3,567,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	3,843,442
9,620,000	Telefonica Celular del Paraguay S.A.	6.75%	‡	12/13/2022	10,365,550
14,000,000	TV Azteca S.A.B. de C.V.	7.63%	‡	09/18/2020	15,225,000
26,000,000	Vedanta Resources PLC	8.25%	‡	06/07/2021	29,233,750
16,600,000	Vedanta Resources PLC	7.13%	^ ‡	05/31/2023	17,554,500
12,000,000	VimpelCom Holdings B.V.	7.50%	‡	03/01/2022	13,005,000
23,000,000	VimpelCom Holdings B.V.	5.95%	‡	02/13/2023	22,856,250
40,700,000	VTB Capital S.A.	9.50%	# † ‡	12/06/2022	41,717,500
Total Foreign Corporate Bonds (Cost $1,578,798,125)					1,578,699,569

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.2%
6,000,000	Costa Rica Government International Bond	7.00%	^	04/04/2044	6,255,000
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $6,000,000)					6,255,000

Non-Agency Commercial Mortgage Backed Obligations - 6.9%
4,500,000	Banc of America Commercial Mortgage Trust, Series 2007-4-AJ	5.82%	#	02/10/2051	4,789,766
11,261,320	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	11,637,273
17,090,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.98%	#	06/15/2038	17,757,134
4,500,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AJ	6.17%	# ^	02/15/2041	4,712,017
7,773,148	Extended Stay America Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	7,947,264
4,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	6.16%	# ^	01/12/2037	4,141,763
5,716,935	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWMZ-M	6.15%	# ^	04/15/2018	5,787,980
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	# ^	04/15/2047	11,023,801
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	# ^	04/15/2047	4,452,063
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	# ^ ∞	04/15/2047	9,208,152
4,308,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6-C	5.48%	#	09/15/2039	4,319,380
23,490,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	24,551,983
19,068,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.75%	#	02/12/2039	18,266,639
10,000,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	10,230,090
21,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.14%	#	02/15/2051	22,789,922
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.14%	#	02/15/2051	4,010,433
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $157,090,190)					165,625,660

Non-Agency Residential Collateralized Mortgage Obligations - 13.6%
7,975,029	Banc of America Mortgage Securities, Inc., Series 2007-1-1A26	6.00%		03/25/2037	7,559,474
32,043,380	BCAP LLC Trust, Series 2007-AA2-2A2	6.00%	#	04/25/2037	28,026,998
8,136,974	BCAP LLC Trust, Series 2012-RR11-4A3	9.45%	# ^	03/26/2037	6,033,743
11,729,388	BCAP LLC Trust, Series 2012-RR11-9A3	0.00%	# ^	07/26/2037	10,385,438
20,360,228	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A9	6.00%		07/25/2036	18,355,031
9,320,895	Countrywide Alternative Loan Trust, Series 2005-J14-A8	5.50%		12/25/2035	8,443,091
6,222,896	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	5,603,115
5,824,500	Countrywide Home Loans, Series 2006-17-A2	6.00%		12/25/2036	5,317,180
8,784,553	Countrywide Home Loans, Series 2007-14-A1	5.00%		09/25/2037	8,161,737
8,907,736	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A7	6.00%		08/25/2036	8,120,845
8,184,359	First Horizon Alternative Mortgage Securities, Series 2006-FA6-2A5	6.25%		11/25/2036	6,977,133
14,555,822	JP Morgan Resecuritization Trust, Series 2009-4-2A2	6.00%	^	07/26/2037	13,448,178
14,318,611	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	8,340,476
21,773,602	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.02%	# ^	10/22/2033	19,895,243
48,239,031	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	4.70%	# ^	08/22/2034	46,858,266
53,789,481	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.08%	# ^	10/22/2034	51,194,434
9,259,336	Residential Accredit Loans, Inc., Series 2006-QA8-A1	0.34%	#	09/25/2036	7,000,420
18,413,808	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3	0.42%	#	03/25/2036	14,671,312
15,833,294	Structured Asset Securities Corporation, Series 2005-15-3A1	5.08%	#	08/25/2035	16,314,072
7,001,264	TBW Mortgage-Backed Pass-Through Certificates, Series 2006-1-1A1	5.50%		04/25/2036	5,967,184
6,305,887	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.09%	#	03/20/2037	5,985,624
3,430,301	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	3,326,582
21,396,127	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	21,379,781
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $333,498,393)					327,365,357

US Corporate Bonds - 22.6%
17,610,000	Affinia Group, Inc.	7.75%	‡	05/01/2021	18,622,575
15,000,000	Alere, Inc.	6.50%	‡	06/15/2020	15,825,000
13,450,000	Athlon Holdings LP	7.38%	^ ‡	04/15/2021	14,727,750
13,065,000	BMC Software Finance, Inc.	8.13%	^ ‡	07/15/2021	13,505,944
475,000	Cloud Peak Energy Resources LLC	6.38%		03/15/2024	498,750
15,000,000	Crimson Merger Sub, Inc.	6.63%	^	05/15/2022	14,906,250
10,164,000	CrownRock LP	7.13%	^ ‡	04/15/2021	10,773,840
7,755,000	Dana Holding Corporation	6.00%	‡	09/15/2023	8,259,075
12,840,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	13,803,000
1,250,000	Energy Gulf Coast, Inc.	6.88%	^	03/15/2024	1,278,125
7,000,000	Expo Event Transco, Inc.	9.00%	^ ‡	06/15/2021	7,350,000
2,000,000	Frontier Communications Corporation	8.50%		04/15/2020	2,370,000
5,200,000	Gray Television, Inc.	7.50%	‡	10/01/2020	5,629,000
14,960,000	HD Supply, Inc.	7.50%	‡	07/15/2020	16,418,600
15,097,000	Hexion Finance Corporation	6.63%	‡	04/15/2020	16,078,305
7,715,000	Hillman Company, Inc.	6.38%	^	07/15/2022	7,753,575
10,638,000	IASIS Healthcare LLC	8.38%	‡	05/15/2019	11,369,362
20,000,000	Iron Mountain, Inc.	5.75%	‡	08/15/2024	20,700,000
16,075,000	Legacy Reserves LP	6.63%	‡	12/01/2021	16,396,500
15,000,000	Memorial Production Partners LP	7.63%	‡	05/01/2021	15,768,750
2,668,000	Milacron LLC	7.75%	^	02/15/2021	2,934,800
3,000,000	NuStar Logistics LP	6.75%		02/01/2021	3,345,000
14,915,000	Pantry, Inc.	8.38%	‡	08/01/2020	16,182,775
8,025,000	Penn Virginia Resource Partners LP	6.50%	‡	05/15/2021	8,787,375
6,600,000	Plastipak Holdings, Inc.	6.50%	^ ‡	10/01/2021	6,996,000
15,000,000	Post Holdings, Inc.	6.00%	^	12/15/2022	15,318,750
10,000,000	QR Energy LP	9.25%		08/01/2020	10,975,000
19,647,000	Regal Entertainment Group	5.75%	‡	02/01/2025	19,990,822
1,925,000	Regency Energy Partners LP	5.88%		03/01/2022	2,095,844
16,200,000	Reynolds Group Issuer LLC	8.25%	‡	02/15/2021	17,698,500
12,000,000	RR Donnelley & Sons Company	7.88%	‡	03/15/2021	13,860,000
5,000,000	RR Donnelley & Sons Company	6.50%		11/15/2023	5,250,000
4,385,000	Sabine Pass Liquefaction LLC	5.75%	^	05/15/2024	4,576,844
4,860,000	Sanchez Energy Corporation	7.75%	^	06/15/2021	5,297,400
970,000	Sanchez Energy Corporation	6.13%	^	01/15/2023	1,003,950
18,000,000	Select Medical Corporation	6.38%	‡	06/01/2021	18,900,000
15,231,000	Seminole Hard Rock Entertainment, Inc.	5.88%	^ ‡	05/15/2021	15,345,233
15,000,000	Signode Industrial Group, Inc.	6.38%	^ ‡	05/01/2022	15,225,000
15,000,000	SLM Corporation	7.25%	‡	01/25/2022	16,631,250
17,987,000	Southern Graphics, Inc.	8.38%	^ ‡	10/15/2020	19,156,155
5,000,000	Summit Midstream Holdings LLC	7.50%	‡	07/01/2021	5,475,000
20,000,000	SUPERVALU, Inc.	6.75%	‡	06/01/2021	20,700,000
15,000,000	TransDigm, Inc.	6.50%	^	07/15/2024	15,637,500
18,000,000	WCI Communities, Inc.	6.88%	‡	08/15/2021	18,585,000
14,265,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	14,336,325
17,950,000	Woodside Homes Company LLC	6.75%	^ ‡	12/15/2021	18,398,750
Total US Corporate Bonds (Cost $527,217,152)					544,737,674

US Government / Agency Mortgage Backed Obligations - 10.3%
25,456,202	Federal Home Loan Mortgage Corporation, Series 3631-SJ	6.09%	# I/F I/O	02/15/2040	3,685,396
45,114,129	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.35%	# I/F I/O	11/15/2040	5,133,681
64,121,406	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.35%	# I/F I/O	01/15/2042	13,253,363
11,418,271	Federal Home Loan Mortgage Corporation, Series 4203-US	5.77%	# I/F	05/15/2033	10,287,798
19,634,901	Federal Home Loan Mortgage Corporation, Series 4212-NS	5.22%	# I/F	06/15/2043	16,827,257
11,171,270	Federal Home Loan Mortgage Corporation, Series 4236-SC	11.60%	# I/F	08/15/2043	12,083,752
12,305,759	Federal National Mortgage Association, Series 2006-83-SH	6.41%	# I/F I/O	09/25/2036	2,009,533
22,466,869	Federal National Mortgage Association, Series 2007-22-S	6.60%	# I/F I/O	03/25/2037	4,147,249
49,786,950	Federal National Mortgage Association, Series 2010-123-SK	5.90%	# I/F I/O	11/25/2040	9,499,629
5,211,295	Federal National Mortgage Association, Series 2012-140-SC	7.61%	# I/F	12/25/2042	4,896,644
63,786,517	Federal National Mortgage Association, Series 2012-52-PS	6.43%	# I/F I/O	05/25/2042	13,305,211
18,732,340	Federal National Mortgage Association, Series 2013-111-US	11.33%	# I/F	11/25/2043	19,768,422
26,313,366	Federal National Mortgage Association, Series 2013-55-US	5.77%	# I/F	06/25/2043	21,692,312
59,346,186	Federal National Mortgage Association, Series 2013-58-KS	5.70%	# I/F	06/25/2043	48,172,397
29,069,121	Federal National Mortgage Association, Series 2013-58-SC	5.77%	# I/F	06/25/2043	23,838,342
41,784,121	Federal National Mortgage Association, Series 2013-64-SH	5.77%	# I/F	06/25/2043	34,676,671
5,759,038	Federal National Mortgage Association, Series 2013-82-SB	11.33%	# I/F	08/25/2043	6,194,763
Total US Government / Agency Mortgage Backed Obligations (Cost $269,419,690)					249,472,420

Short Term Investments - 1.3%
30,908,919	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		30,908,919
Total Short Term Investments (Cost $30,908,919)					30,908,919

Total Investments - 141.5% (Cost $3,411,657,290)					3,415,087,736
Liabilities in Excess of Other Assets - (41.5)%					(1,001,440,936)
NET ASSETS - 100.0%					$2,413,646,800

#	Variable rate security. Rate disclosed as of June 30, 2014.
&	Unfunded loan commitment
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $1,092,792,061 or 45.3% of net assets.

†	Perpetual Maturity
∞	Illiquid security
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
‡	All or partial amount segregated for the benefit of the counterparty as collateral for line of credit.
♦	Seven-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$3,411,657,453
Gross Tax Unrealized Appreciation	82,834,926
Gross Tax Unrealized Depreciation	(79,404,643)
Net Tax Unrealized Appreciation (Depreciation)	$3,430,283

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

United States	75.7%
Brazil	12.5%
Russia	10.1%
Mexico	9.5%
Peru	7.5%
Guatemala	3.3%
Dominican Republic	3.1%
Colombia	3.0%
Chile	2.9%
India	2.4%
Jamaica	1.9%
China	1.5%
Netherlands	1.1%
El Salvador	1.0%
Luxembourg	0.9%
Costa Rica	0.7%
Barbados	0.7%
Paraguay	0.7%
Hungary	0.7%
Canada	0.6%
Belgium	0.5%
Morocco	0.4%
Israel	0.4%
Panama	0.2%
Ireland	0.2%
Other Assets and Liabilities	(41.5)%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	14.2%
Non-Agency Residential Collateralized Mortgage Obligations	13.6%
US Government / Agency Mortgage Backed Obligations	10.3%
Oil & Gas	8.7%
Building and Development	8.3%
Consumer Products	7.8%
Collateralized Loan Obligations	7.2%
Non-Agency Commercial Mortgage Backed Obligations	6.9%
Telecommunications	6.5%
Chemicals/Plastics	6.3%
Utilities	4.2%
Mining	4.1%
Retail	4.1%
Healthcare	3.7%
Transportation	3.1%
Business Equipment and Services	3.0%
Construction	2.7%
Hotels/Motels/Inns and Casinos	2.6%
Finance	2.3%
Automotive	2.2%
Conglomerates	2.0%
Media	2.0%
Containers and Glass Products	1.8%
Financial Intermediaries	1.4%
Beverage and Tobacco	1.4%
Short Term Investments	1.3%
Leisure	1.1%
Electronics/Electric	1.0%
Energy	1.0%
Real Estate	1.0%
Food/Drug Retailers	0.9%
Insurance	0.9%
Industrial	0.8%
Pulp & Paper	0.7%
Industrial Equipment	0.5%
Cosmetics/Toiletries	0.4%
Publishing	0.4%
Drugs	0.3%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
Retailers (other than Food/Drugs)	0.2%
Food Products	0.2%
Machinery and Tools	0.1%
Clothing textiles	0.1%
Other Assets and Liabilities	(41.5)%
100.0%

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US Bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2014, the Fund did not hold any investments in private investment funds.

Short-term debt investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2014, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of June 30, 20141:

Category
Investments in Securities
Level 1
Money Market Funds	$30,908,919
Total Level 1	30,908,919
Level 2
Foreign Corporate Bonds	1,578,699,569
US Corporate Bonds	544,737,674
Bank Loans	339,076,722
Non-Agency Residential Collateralized Mortgage Obligations	297,497,998
US Government / Agency Mortgage Backed Obligations	249,472,420
Collateralized Loan Obligations	172,946,415
Non-Agency Commercial Mortgage Backed Obligations	151,965,445
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	6,255,000
Total Level 2	3,340,651,243
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	29,867,359
Non-Agency Commercial Mortgage Backed Obligations	13,660,215
Total Level 3	43,527,574
Total	$3,415,087,736
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1 during the period ended June 30, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

DoubleLine Income Solutions Fund	Balance as of 9/30/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 6/30/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$28,457,259	$36,839	$(152,844)	$738,932	$1,178,212	$(391,039)	$-	$-	$29,867,359	$(152,844)
Non-Agency Commercial Mortgage Backed Obligations	-	-	(393,402)	165,934	13,887,683	-	-	-	13,660,215	-
Total	$28,457,259	$36,839	$(546,246)	$904,866	$15,065,895	$(391,039)	$-	$-	$43,527,574	$(152,844)

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
3
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2014 may be due to a security that was not held or categorized as Level 3 at either period end.

DoubleLine Income Solutions Fund	Fair Value as of 6/30/2014 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$29,867,359	Market Comparables	Market Quotes	$64.27 - $98.92	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$13,660,215	Market Comparables	Market Quotes	$36.70 - $76.69	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  08/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President and Chief Executive Officer

Date  08/21/14

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  08/21/14